INCOME TAXES - OPERATING LOSS CARRYFORWARDS (Details)	Dec. 31, 2020 CNY (¥)
PRC Subsidiaries
Income taxes
Net operating loss carryforwards	¥ 1,062,696,000
Non PRC
Income taxes
Net operating loss carryforwards	¥ 40,965,000